SCHEDULE OF DISAGGREGATION OF REVENUE (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 651,016	$ 5,077,922	$ 6,200,566	$ 1,748,154	$ 13,635,605	$ 14,216,099
HONG KONG
Disaggregation of Revenue [Line Items]
Revenue	574,316	4,479,661	5,924,582	1,635,145	12,754,130	13,914,277
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue	$ 76,700	$ 598,261	$ 275,984	$ 113,009	$ 881,475	$ 301,822